QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 67,425	$ 69,290	$ 66,878	$ 66,144	$ 66,978	$ 68,334	$ 66,338	$ 65,126	$ 269,737	$ 266,776	$ 239,677
Net interest income	46,354	45,361	44,615	43,685	42,851	41,854	41,346	40,197	180,015	166,248	156,329
Provision for credit losses	1,923	1,991	1,500	721	2,217	1,488	19	744	6,135	4,468	6,210
Income before income tax	20,311	21,176	20,678	19,126	22,768	17,291	23,166	19,821	81,291	83,046	73,676
Net income	$ 18,572	$ 17,502	$ 16,877	$ 15,590	$ 18,461	$ 13,810	$ 18,528	$ 15,991	$ 68,541	$ 66,790	$ 59,067
Net income per common share
Basic (in dollars per share)	$ 0.90	$ 0.85	$ 0.81	$ 0.74	$ 0.88	$ 0.66	$ 0.89	$ 0.77	$ 3.30	$ 3.20	$ 2.82
Diluted (in dollars per share)	0.89	0.84	0.81	0.74	0.87	0.65	0.88	0.76	3.27	3.16	2.79
Class of Stock [Line Items]
Cash Dividends Declared (in dollars per share)	0.26	0.26	0.26	0.26	0.24	0.24	0.24	0.24	1.04	0.96	$ 0.92
Closing price (in dollars per share)	32.53	30.98	32.41	30.79	34.83	33.35	27.00	25.35	32.53	34.83
Maximum
Class of Stock [Line Items]
Closing price (in dollars per share)	35.67	34.72	33.07	37.13	40.32	35.97	27.88	27.34	35.67	40.32
Minimum
Class of Stock [Line Items]
Closing price (in dollars per share)	$ 29.83	$ 29.63	$ 26.75	$ 29.75	$ 30.95	$ 25.46	$ 22.53	$ 22.80	$ 29.83	$ 30.95